Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Income (Details) - EBP, 401(K) Plan	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase	$ 85,204,767
Net change in employee contribution receivable	(199,859)
Net change in deemed distribution	(49,726)
Net gain per the Form 5500	$ 84,955,182